Investment Properties (Details) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		$ 86,219,988		$ 120,517,326
Additions		8,993,799	[1]	2,490,391
Capitalization of financial costs (Note 28)		385		96,324
Disposals	[2]	(1,736,811)
Capitalized lease costs		20,238		15,657
Depreciation of capitalized lease costs	[3]	(14,815)		(12,721)
Transfers		576,590	[4]	77,263
Decrease due to loss of control		(1,693,733)
Net (loss)/ gain from fair value adjustment on investment properties		25,126,324		(36,964,252)
Fair value as of ending		117,491,965		86,219,988
Shopping Malls [Member] | Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		48,774,499		88,601,809
Additions		497,928	[1]	339,779
Capitalization of financial costs (Note 28)
Disposals	[2]
Capitalized lease costs		15,913		4,059
Depreciation of capitalized lease costs	[3]	(8,648)		(4,241)
Transfers		43,398	[4]	519,984
Decrease due to loss of control
Net (loss)/ gain from fair value adjustment on investment properties		(2,352,539)		(40,686,891)
Fair value as of ending		46,970,551		48,774,499
Office and Other rental properties [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		27,862,166		21,409,968
Additions		7,760,651	[1]	92,637
Capitalization of financial costs (Note 28)
Disposals	[2]	(1,165,015)
Capitalized lease costs		4,325		11,598
Depreciation of capitalized lease costs	[3]	(6,167)		(8,480)
Transfers		660,692	[4]	7,693,719
Decrease due to loss of control
Net (loss)/ gain from fair value adjustment on investment properties		23,145,520		(1,337,276)
Fair value as of ending		58,262,172		27,862,166
Undeveloped parcels of land [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		8,163,837		5,329,346
Additions		1,952	[1]	492,933
Capitalization of financial costs (Note 28)
Disposals	[2]	(389,084)
Capitalized lease costs
Depreciation of capitalized lease costs	[3]
Transfers			[4]
Decrease due to loss of control		(1,693,733)
Net (loss)/ gain from fair value adjustment on investment properties		4,186,006		2,341,558
Fair value as of ending		10,268,978		8,163,837
Properties under development [Member] | Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning		1,208,453		4,805,091
Additions		732,116	[1]	1,537,322
Capitalization of financial costs (Note 28)		385		96,324
Disposals	[2]	(182,712)
Capitalized lease costs
Depreciation of capitalized lease costs	[3]
Transfers		(127,500)	[4]	(8,210,643)
Decrease due to loss of control
Net (loss)/ gain from fair value adjustment on investment properties		284,027		2,980,359
Fair value as of ending		1,914,769		1,208,453
Others [Member] | Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value as of beginning	[5]	211,033		371,112
Additions	[5]	1,152	[1]	27,720
Capitalization of financial costs (Note 28)	[5]
Disposals	[2],[5]
Capitalized lease costs	[5]
Depreciation of capitalized lease costs	[3],[5]
Transfers	[5]		[4]	74,203
Decrease due to loss of control	[5]
Net (loss)/ gain from fair value adjustment on investment properties	[5]	(136,690)		(262,002)
Fair value as of ending	[5]	$ 75,495		$ 211,033

[1]	It Includes acquisition of "200 Della Paolera" in Office and other rental properties.
[2]	Barter disposal of "Land Plot 1" of Caballito Ferro Land included in Undeveloped parcels of land and disposal for the sale of two floors of "200 Della Paolera" included in Office and other rental properties.(See Note 4).
[3]	As of June 30, 2020 and 2019 depreciation charges were included in "Costs" in the amount of ARS 14,815 and ARS 12,721, respectively, in the Statement of Comprehensive Income (Note 26).
[4]	It includes the transfer of Astor Berutti in Shopping Malls and the transfer of 22nd y 23rd floor of Intercontinenal Building in Office and other rental properties. This last transfer generated the revaluation surplus (See Note 17).
[5]	Corresponds to the DirectTV Arena Stadium - OFC S.R.L - Ogden Argentina S.A - Entretenimiento Universal S.A. - Transitory Union.